Share based compensation reserve - Director and Senior Management Share Awards (Details) € in Millions			1 Months Ended	9 Months Ended
	Jan. 01, 2023 shares	Jan. 01, 2022 shares	Jan. 31, 2021 shares	Sep. 30, 2023 EUR (€) shares
Share based compensation reserve | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Vested During Period, Value, Restricted Stock Award, Gross1 | €				€ (0.3)
January 1, 2021 | Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award | €				9.1
January 1, 2022 | Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award | €				7.8
Other Awards | Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award | €				0.8
January 1, 2023 | Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award | €				€ 1.7
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	2,699,157			2,699,157
New awards granted in the period (in shares)				1,296,137
Forfeitures in the period (in shares)				(474,007)
Number of other equity instruments expired in share-based payment arrangement				171,579
Awards vested and issued in period (in shares)				(761,544)
Number of other equity instruments outstanding (in shares) at end of period				2,588,164
New awards granted in the period (in shares)				1,296,137
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)	(152,695)
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)			820,202
New awards granted in the period (in shares)			820,202
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		1,140,518
New awards granted in the period (in shares)		1,140,518
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	1,209,137
New awards granted in the period (in shares)	1,209,137
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	87,000
New awards granted in the period (in shares)	87,000
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	193,990			193,990
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				0
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				(193,990)
Number of other equity instruments outstanding (in shares) at end of period				0
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	152,695			152,695
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				0
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				(152,695)
Number of other equity instruments outstanding (in shares) at end of period				0
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	598,173			598,173
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(11,735)
Number of other equity instruments expired in share-based payment arrangement				171,579
Awards vested and issued in period (in shares)				(414,859)
Number of other equity instruments outstanding (in shares) at end of period				0
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	683,549			683,549
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(77,464)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				606,085
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	894,750			894,750
New awards granted in the period (in shares)				0
Forfeitures in the period (in shares)				(131,051)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				763,699
New awards granted in the period (in shares)				0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	176,000			176,000
New awards granted in the period (in shares)				87,000
Forfeitures in the period (in shares)				(95,000)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				168,000
New awards granted in the period (in shares)				87,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	0			0
New awards granted in the period (in shares)				1,209,137
Forfeitures in the period (in shares)				(158,757)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				1,050,380
New awards granted in the period (in shares)				1,209,137